Stockholders’ Equity (Details)					12 Months Ended
	Jun. 30, 2022 shares	Jul. 21, 2021 USD ($) shares	May 13, 2021 USD ($)	Apr. 09, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Stockholders’ Equity (Details) [Line Items]
Stock issued					76,140,000
Preferred stock, shares authorized					10,000,000
Number of vote					1
Consecutive trading					20
Weighted average equity market capitalization (in Dollars) | $					$ 20,000,000,000
Conversion ratio		1
Accrued interest converted (in Dollars) | $						$ 3,677,000
Company paid (in Dollars) | $		$ 139,557,000			$ 139,557,000
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued	238,543,475				168,693,323	93,099,596
Stock issued	20,264,715
Number of vote					1
Conversion ratio		1				1
Aggregating principal amount (in Dollars) | $				$ 90,869,000	$ 130,479,000
Accrued interest converted (in Dollars) | $				43,490,000	$ 29,958,000
Shares issued		24,464,994			24,464,994
Conversion of shares						20,779,412
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued					68,742,020
Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued	64,000,588					64,000,588
Number of votes after qualifying event					10
Conversion ratio		1			1
Class B [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued					64,000,588
Class B Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion of shares						20,779,412
Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $					$ 75,100,000
Accrued interest converted (in Dollars) | $					$ 23,275,000
Notes Payable, Other Payables [Member] | Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion					7,823,306
Affiliated Entity [Member] | Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion					6,921,814
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $				194,810,000
Accrued interest converted (in Dollars) | $				$ 71,764
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $			$ 90,869,000		$ 130,479,000
Accrued interest converted (in Dollars) | $			$ 43,490,000		$ 29,958,000
Shares issued from conversion		10,888,580			11,566,196